Related party transactions - Revolving credit facility (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related party transactions
Revolving credit facility due to owners and affiliates - non-current portion	$ 24,423	$ 18,465